Operating Segments (Assets) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 648,350	[1]				$ 656,560	[1]				$ 648,350	[1]	$ 656,560	[1]
Financing Receivable, Net	205,180					222,233					205,180		222,233
Liabilities	511,517	[1]				519,777	[1]				511,517	[1]	519,777	[1]
Revenues											145,620		142,130		143,030		142,829	145,132
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											16,450		14,897		17,135
Net earnings	5,339		3,509	3,545	2,952	3,364		3,181	3,299	3,511	15,345		13,355		13,864
Property, Plant and Equipment, Net	66,246					68,642					66,246		68,642
Domestic
Segment Reporting Information [Line Items]
Revenues											69,349		66,213		68,631
Property, Plant and Equipment, Net	28,044					28,476					28,044		28,476		27,053
Foreign
Segment Reporting Information [Line Items]
Revenues											76,271		75,917		74,399
Property, Plant and Equipment, Net	38,202					40,166					38,202		40,166		41,350
Power And Water [Member] | Associated Companies
Segment Reporting Information [Line Items]
Assets	357										357
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											(7)
Oil And Gas [Member] | Associated Companies
Segment Reporting Information [Line Items]
Assets	146										146
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											20
Energy Management [Member] | Associated Companies
Segment Reporting Information [Line Items]
Assets	824										824
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											29
Aviation [Member] | Associated Companies
Segment Reporting Information [Line Items]
Assets	1,378										1,378
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											94
Healthcare [Member] | Associated Companies
Segment Reporting Information [Line Items]
Assets	511										511
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											(33)
Transportation [Member] | Associated Companies
Segment Reporting Information [Line Items]
Assets	6										6
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											0
Appliances And Lighting [Member] | Associated Companies
Segment Reporting Information [Line Items]
Assets	57										57
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											70
GE Capital [Member] | Associated Companies
Segment Reporting Information [Line Items]
Assets	16,752										16,752
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											1,182
GE
Segment Reporting Information [Line Items]
Assets	245,686	[2]				230,962	[2]				245,686	[2]	230,962	[2]	684,999
Financing Receivable, Net	0	[2]				0	[2]				0	[2]	0	[2]
Liabilities	116,702	[2]				99,560	[2]				116,702	[2]	99,560	[2]
Depreciation and Amortization											10,702		11,021		10,164
Property Plant and Equipment Additions											13,840		14,389		15,372
Revenues											114,353	[2]	110,433	[2]	110,069	[2]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											15,926	[2]	15,365	[2]	15,989	[2]
Net earnings											15,183	[2]	13,302	[2]	13,801	[2]
Property, Plant and Equipment, Net	17,207	[2]				17,574	[2]				17,207	[2]	17,574	[2]
GE | Power And Water [Member]
Segment Reporting Information [Line Items]
Assets	30,338					29,494					30,338		29,494		27,143
Depreciation and Amortization											678		668		647
Property Plant and Equipment Additions											622		714		661
Revenues											26,595		23,777		27,180
GE | Oil And Gas [Member]
Segment Reporting Information [Line Items]
Assets	27,260					26,193					27,260		26,193		20,111
Depreciation and Amortization											583		479		426
Property Plant and Equipment Additions											653		1,185		467
Revenues											18,275		16,615		14,927
GE | Energy Management [Member]
Segment Reporting Information [Line Items]
Assets	10,976					10,305					10,976		10,305		9,594
Depreciation and Amortization											313		323		287
Property Plant and Equipment Additions											176		137		155
Revenues											6,429		6,721		6,925
GE | Aviation [Member]
Segment Reporting Information [Line Items]
Assets	33,716					32,273					33,716		32,273		25,145
Depreciation and Amortization											824		677		644
Property Plant and Equipment Additions											1,197		1,178		781
Revenues											23,298		21,411		19,322
GE | Healthcare [Member]
Segment Reporting Information [Line Items]
Assets	29,227					27,858					29,227		27,858		28,369
Depreciation and Amortization											843		861		879
Property Plant and Equipment Additions											405		316		322
Revenues											18,293		18,186		18,253
GE | Transportation [Member]
Segment Reporting Information [Line Items]
Assets	4,449					4,418					4,449		4,418		4,335
Depreciation and Amortization											168		167		90
Property Plant and Equipment Additions											128		282		724
Revenues											5,652		5,873		5,597
GE | Appliances And Lighting [Member]
Segment Reporting Information [Line Items]
Assets	4,560					4,306					4,560		4,306		4,201
Depreciation and Amortization											235		300		265
Property Plant and Equipment Additions											359		405		485
Revenues											8,382		8,313		7,944
GE | GE Capital [Member]
Segment Reporting Information [Line Items]
Assets	501,405					518,534					501,405		518,534		541,176
Depreciation and Amortization											6,892		7,286		6,708
Property Plant and Equipment Additions											10,410		9,978		11,876
Revenues											38,429		39,043		40,717
GE | Corporate Items And Eliminations [Member]
Segment Reporting Information [Line Items]
Assets	6,419					3,179					6,419		3,179		24,925
Depreciation and Amortization											166		260		218
Property Plant and Equipment Additions											(110)		194		(99)
Revenues											267		2,191		2,165
Significant associated company
Segment Reporting Information [Line Items]
Assets	93,624										93,624
Financing Receivable, Net	46,481										46,481
Liabilities	64,872										64,872
Significant associated company | Associated Companies
Segment Reporting Information [Line Items]
Revenues											46,027
Net earnings											$ (1,470)

[1]

(a) Our consolidated assets at December 31, 2014 included total assets of $50,453 million of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs. These assets included net financing receivables of $43,620 million and investment securities of $3,374 million. Our consolidated liabilities at December 31, 2014 included liabilities of certain VIEs for which the VIE creditors do not have recourse to GE. These liabilities included non-recourse borrowings of consolidated securitization entities (CSEs) of $28,664 million. See Note 23.

[2]	(a)Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.